UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, July 24, 2006

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $144,250 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
3M CO                          COM                88579Y101      4015   49710 SH       SOLE                 49020             690
ABBOTT LABS                    COM                002824100      3525   80830 SH       SOLE                 79740            1090
AFLAC INC                      COM                001055102      4975  107340 SH       SOLE                105575            1765
APACHE CORP                    COM                037411105      3489   51115 SH       SOLE                 50295             820
AUTOMATIC DATA PROCESSING IN   COM                053015103      4722  104121 SH       SOLE                102401            1720
BCE INC                        COM                05534B109      3493  147676 SH       SOLE                145746            1930
BIOMET INC                     COM                090613100      3839  122698 SH       SOLE                120698            2000
BP PLC                         SPONSORED ADR      055622104       278    4000 SH       SOLE                  4000               0
CHOICEPOINT INC                COM                170388102      4653  111385 SH       SOLE                109660            1725
COCA COLA CO                   COM                191216100      3740   86945 SH       SOLE                 85760            1185
CONOCOPHILLIPS                 COM                20825C104      5266   80365 SH       SOLE                 79207            1158
DENTSPLY INTL INC NEW          COM                249030107      5227   86258 SH       SOLE                 84928            1330
DEVON ENERGY CORP NEW          COM                25179M103      3610   59757 SH       SOLE                 58882             875
DIAGEO P L C                   SPON ADR NEW       25243Q205      4020   59506 SH       SOLE                 58696             810
DOW CHEM CO                    COM                260543103      3413   87450 SH       SOLE                 86215            1235
ENCANA CORP                    COM                292505104      3667   69657 SH       SOLE                 68601            1056
EQUITABLE RES INC              COM                294549100      7149  213396 SH       SOLE                209926            3470
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      3772   67590 SH       SOLE                 66610             980
JOHNSON & JOHNSON              COM                478160104      3634   60642 SH       SOLE                 59812             830
KINDER MORGAN INC KANS         COM                49455P101      3734   37385 SH       SOLE                 36785             600
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      5833   93740 SH       SOLE                 92230            1510
LOCKHEED MARTIN CORP           COM                539830109       258    3600 SH       SOLE                  3600               0
ISHARES INC                    MSCI JAPAN         464286848     12821  939987 SH       SOLE                925027           14960
MYLAN LABS INC                 COM                628530107      4097  204840 SH       SOLE                201570            3270
NEWMONT MINING CORP            COM                651639106       516    9750 SH       SOLE                  9750               0
PEPSICO INC                    COM                713448108      5321   88621 SH       SOLE                 87211            1410
POSCO                          SPONSORED ADR      693483109      2291   34240 SH       SOLE                 33750             490
ROYAL DUTCH SHELL PLC          SPONS ADR A        780259206       268    4000 SH       SOLE                  4000               0
SIGMA ALDRICH CORP             COM                826552101      5743   79060 SH       SOLE                 77805            1255
STANLEY WKS                    COM                854616109      3510   74335 SH       SOLE                 73325            1010
SOUTHERN CO                    COM                842587107      3502  109256 SH       SOLE                107786            1470
UNITED PARCEL SERVICE INC      CL B               911312106      5558   67505 SH       SOLE                 66445            1060
WALGREEN CO                    COM                931422109      5097  113660 SH       SOLE                111740            1920
WASTE MGMT INC DEL             COM                94106L109      3907  108894 SH       SOLE                107394            1500
WATERS CORP                    COM                941848103      5308  119555 SH       SOLE                117740            1815